Government Grants (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Government Grants [Line Items]
Received	$ 3,539	$ 3,698
Less accumulated amortization	(2,657)	(2,710)
Foreign exchange translation adjustment	120	238
Total government grants	1,002	1,226
Less current portion	(43)	(110)
Non-current government grants	$ 959	$ 1,116